CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	₺ 7,558,021	₺ 6,375,727	[1]	₺ 2,603,735	[1]
Operating expenses
Cost of inventory sold	(5,709,482)	(4,849,148)	[1]	(1,847,109)	[1]
Shipping and packaging expenses	(952,565)	(540,496)	[1]	(195,352)	[1]
Payroll and outsource staff expenses	(806,063)	(325,233)	[1]	(180,787)	[1]
Advertising expenses	(1,498,240)	(646,153)	[1]	(151,517)	[1]
Technology expenses	(61,050)	(31,717)	[1]	(21,842)	[1]
Depreciation and amortization	(140,925)	(93,183)	[1]	(66,287)	[1]
Other operating expenses	(311,969)	(78,663)	[1]	(41,542)	[1]
Other operating income	78,745	7,854	[1]	1,816	[1]
Operating (loss) / income	(1,843,528)	(181,012)	[1]	101,115	[1]
Financial income	2,160,120	102,913	[1]	40,518	[1]
Financial expenses	(1,016,670)	(396,417)	[1]	(273,280)	[1]
Loss before income taxes	(700,078)	(474,516)	[1]	(131,647)	[1]
Loss for the year	₺ (700,078)	₺ (474,516)	[1]	₺ (131,647)	[1]
Basic loss per share	₺ (2.30)	₺ (1.67)	[1]	₺ (0.46)	[1]
Diluted loss per share	₺ (2.30)	₺ (1.67)		₺ (0.46)
Other comprehensive loss: Items that will not be reclassified to profit or loss in subsequent period:
Actuarial losses arising on remeasurement of post-employment benefits	₺ (3,290)	₺ (1,984)	[1]	₺ (1,222)	[1]
Total comprehensive loss for the year	₺ (703,368)	₺ (476,500)	[1]	₺ (132,869)	[1]

[1]	Certain figures are re-presented compared to the published financial statements as of 31 December 2020 and 31 December 2019. For further information, refer to note 2.5